ISI
                       INTERNATIONAL STRATEGY & INVESTMENT


                                       ISI
                                  TOTAL RETURN
                                   US TREASURY
                                   FUND SHARES

                            (A Class of Total Return
                             US Treasury Fund, Inc.)

                               [GRAPHIC OMITTED]
                                   TREASURIES

                               SEMI-ANNUAL REPORT
                                 April 30, 2002

 INVESTMENT ADVISOR'S REPORT

     We are pleased to report on the progress of your Fund for the period ended April 30, 2002. For the 12 months ending April 30, the Fund recorded a total return of 6.40%. Since its inception on August 10, 1988, the Fund has produced a cumulative total return of 182.97%, which translates into an average annual total return of 7.87%. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge.

PORTFOLIO MANAGEMENT
     ISI actively manages the maturity of the Total Return U.S. Treasury Fund using its economic research. For example, following the September / October flight-to-safety rally in Treasuries, ISI raised the short-term component of the Fund to preserve gains. Maturities 2 years or less represented 11.5% of the Fund at October 31st. By January 31st this was up to 30.7% of the Fund. During that period the interest rate on 10-year Treasuries rose from 4.75% to 5.03%. The rate jump continued, with 10-year notes hitting 5.42% April 1st. By the end of April, the Fund had repositioned its short-term investments by reducing its under 2 year investments from 30.7% to 11.5%. ISI expects bond prices will rise as inflation performance improves during the first year of the economic expansion.

CREDIT QUALITY
     ISI expects the credit quality deterioration in corporate bonds will continue this year. During the second half of the 1990's, corporations significantly expanded their debt. Over the same period, the Treasury curtailed its debt.

[GRAPH OMITTED]
EDGAR PLOT POINTS FOLLOW:

US Federal Debt % GDP -Y/Y % Change
1960:1                 44.4
1960:2                   44
1960:3                   44
1960:4                   45
1961:1                 44.2
1961:2                 43.4
1961:3                 43.5
1961:4                 43.2
1962:1                 42.3
1962:2                 41.7
1962:3                 41.3
1962:4                 42.1
1963:1                 41.6
1963:2                 40.9
1963:3                   40
1963:4                   40
1964:1                 39.1
1964:2                 38.3
1964:3                   38
1964:4                 38.4
1965:1                 37.3
1965:2                 36.1
1965:3                 35.2
1965:4                 34.9
1966:1                 33.9
1966:2                   33
1966:3                 32.6
1966:4                 32.8
1967:1                 32.7
1967:2                 31.5
1967:3                 31.9
1967:4                 32.5
1968:1                 32.2
1968:2                 30.9
1968:3                 31.3
1968:4                   31
1969:1                 30.2
1969:2                 28.5
1969:3                 28.3
1969:4                 28.6
1970:1                 28.4
1970:2                 27.4
1970:3                 27.6
1970:4                 28.4
1971:1                 27.4
1971:2                   27
1971:3                 27.3
1971:4                 28.1
1972:1                 27.5
1972:2                 26.3
1972:3                 26.1
1972:4                 26.3
1973:1                   26
1973:2                 24.8
1973:3                 24.4
1973:4                 24.1
1974:1                 24.1
1974:2                 23.1
1974:3                   23
1974:4                 23.1
1975:1                 24.1
1975:2                 24.6
1975:3                 25.2
1975:4                 25.9
1976:1                 26.4
1976:2                 26.5
1976:3                   27
1976:4                 27.2
1977:1                 27.4
1977:2                 26.4
1977:3                 26.6
1977:4                   27
1978:1                 27.4
1978:2                   26
1978:3                   26
1978:4                 25.7
1979:1                 25.6
1979:2                 24.8
1979:3                 24.6
1979:4                 24.7
1980:1                 24.7
1980:2                 24.9
1980:3                 25.4
1980:4                 25.2
1981:1                 25.2
1981:2                 24.8
1981:3                 24.7
1981:4                 25.6
1982:1                 26.7
1982:2                 26.5
1982:3                   28
1982:4                 29.6
1983:1                 30.7
1983:2                 31.1
1983:3                 31.6
1983:4                 31.6
1984:1                 31.9
1984:2                 31.9
1984:3                 32.7
1984:4                 33.8
1985:1                 34.2
1985:2                 34.8
1985:3                 35.3
1985:4                 36.8
1986:1                 37.2
1986:2                   38
1986:3                 38.7
1986:4                 39.8
1987:1                 39.8
1987:2                 39.7
1987:3                 39.6
1987:4                 39.9
1988:1                 40.2
1988:2                 39.7
1988:3                 39.8
1988:4                   40
1989:1                 39.8
1989:2                 39.4
1989:3                 39.6
1989:4                 40.3
1990:1                 40.4
1990:2                 40.5
1990:3                 41.2
1990:4                 42.7
1991:1                 43.3
1991:2                 43.5
1991:3                 44.7
1991:4                 45.7
1992:1                 46.2
1992:2                 46.6
1992:3                 47.3
1992:4                 47.6
1993:1                 48.2
1993:2                 48.5
1993:3                 48.8
1993:4                 49.1
1994:1                 49.2
1994:2                 48.4
1994:3                 48.4
1994:4                 48.4
1995:1                 48.8
1995:2                 48.8
1995:3                 48.5
1995:4                 48.3
1996:1                 48.7
1996:2                 47.5
1996:3                 47.5
1996:4                 47.4
1997:1                 47.1
1997:2                 45.4
1997:3                 44.9
1997:4                 44.9
1998:1                 44.4
1998:2                 43.1
1998:3                 42.2
1998:4                 41.8
1999:1                 41.3
1999:2                 39.9
1999:3                 39.1
1999:4                 38.7
2000:1                 37.8
2000:2                 35.1
2000:3                 34.3
2000:4                 33.8
2001:1                 33.6
2001:2                 31.9
2001:3                 32.5
2001:4                 32.9

Source: ISI Group

[GRAPH OMITTED]
EDGAR PLOT POINTS FOLLOW:

US Nonfinancial Corp. Debt % GDP Y/Y % Change
1960:1                26.2
1960:2                26.7
1960:3                26.7
1960:4                27.7
1961:1                27.4
1961:2                27.3
1961:3                26.9
1961:4                27.1
1962:1                26.6
1962:2                26.9
1962:3                26.8
1962:4                27.4
1963:1                27.2
1963:2                27.3
1963:3                26.9
1963:4                27.4
1964:1                26.9
1964:2                27.2
1964:3                  27
1964:4                27.7
1965:1                27.5
1965:2                27.8
1965:3                27.6
1965:4                27.7
1966:1                27.5
1966:2                28.4
1966:3                28.4
1966:4                28.7
1967:1                  29
1967:2                29.7
1967:3                29.6
1967:4                30.3
1968:1                29.6
1968:2                29.7
1968:3                29.8
1968:4                30.4
1969:1                30.3
1969:2                  31
1969:3                30.9
1969:4                31.6
1970:1                  33
1970:2                33.7
1970:3                33.6
1970:4                34.3
1971:1                33.4
1971:2                33.6
1971:3                33.5
1971:4                33.7
1972:1                33.3
1972:2                33.2
1972:3                  33
1972:4                33.1
1973:1                32.9
1973:2                33.3
1973:3                  34
1973:4                34.3
1974:1                34.8
1974:2                35.2
1974:3                35.2
1974:4                35.3
1975:1                35.2
1975:2                34.8
1975:3                33.7
1975:4                33.2
1976:1                32.3
1976:2                32.4
1976:3                32.2
1976:4                32.3
1977:1                32.2
1977:2                  32
1977:3                31.7
1977:4                32.3
1978:1                32.6
1978:2                31.9
1978:3                31.5
1978:4                31.3
1979:1                31.6
1979:2                31.8
1979:3                31.6
1979:4                31.6
1980:1                31.6
1980:2                31.7
1980:3                31.5
1980:4                31.1
1981:1                30.2
1981:2                31.1
1981:3                31.3
1981:4                31.9
1982:1                  33
1982:2                33.3
1982:3                33.6
1982:4                33.5
1983:1                33.8
1983:2                33.3
1983:3                33.1
1983:4                33.2
1984:1                33.3
1984:2                33.9
1984:3                34.3
1984:4                35.5
1985:1                35.5
1985:2                35.9
1985:3                35.9
1985:4                37.2
1986:1                37.7
1986:2                38.6
1986:3                  39
1986:4                40.3
1987:1                40.6
1987:2                40.9
1987:3                  41
1987:4                41.3
1988:1                41.8
1988:2                42.1
1988:3                  42
1988:4                42.1
1989:1                42.3
1989:2                42.7
1989:3                42.5
1989:4                42.6
1990:1                42.5
1990:2                42.6
1990:3                42.6
1990:4                42.9
1991:1                42.4
1991:2                  42
1991:3                41.3
1991:4                40.3
1992:1                39.9
1992:2                39.4
1992:3                38.9
1992:4                38.3
1993:1                38.1
1993:2                37.9
1993:3                37.7
1993:4                37.1
1994:1                37.3
1994:2                37.1
1994:3                  37
1994:4                36.8
1995:1                37.4
1995:2                38.2
1995:3                38.2
1995:4                38.2
1996:1                38.6
1996:2                  39
1996:3                  39
1996:4                38.8
1997:1                38.9
1997:2                  39
1997:3                39.2
1997:4                39.9
1998:1                40.6
1998:2                41.7
1998:3                41.9
1998:4                42.2
1999:1                43.5
1999:2                44.2
1999:3                  45
1999:4                44.8
2000:1                45.7
2000:2                46.3
2000:3                46.5
2000:4                46.8
2001:1                47.2
2001:2                47.7
2001:3                  48
2001:4                48.3
Source: ISI Group

 INVESTMENT ADVISOR'S REPORT (CONCLUDED)

     Because of the recent recession, some corporations are struggling to pay their interest bills. The credit pressure is likely to continue. We see very little room for most companies to raise prices while some of their costs, like oil, are rising. ISI expects Treasuries will be seen as a good alternative to the credit quality uncertainties facing corporate bond investors. Please see our Economic Outlook report for more details.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,


/S/ R. ALAN MEDAUGH
R.  Alan Medaugh
May 13, 2002

 ECONOMIC OUTLOOK FOR 2002 (AS OF APRIL 30, 2002)

SUMMARY
     The two main points of ISI's forecast are 1) the pace of the recovery is slowing but will not fall back into another recession; 2) inflation is likely to be 1% for the Consumer Price Index (CPI) while the more accurate Consumption Price Deflator will register 0% in 2002. As a result, we expect bond rates to drop over the next six months and the Federal Reserve to maintain 1.75% Federal Funds rate until the fourth quarter.

INFLATION
     Because inflation slows in recoveries, we expect 0% inflation in 2002. Inflation reflects where we've been, not where we're going. A year ago, when we were headed into recession, unemployment was 4.5%. Now, it's 6% even though we're in a recovery.

     Our 0% inflation forecast continued to find little attention in shaping consensus expectations. Recent economic releases have been encouraging. Compensation in the first quarter increased at just a 2.7% annual rate, which with the stunning 8.6% surge in productivity, netted a 5.4% decline in unit labor costs; every piece of this report was better than expected. Also unexpected was the 0.2% month-to-month decline in April's Producer Price Index
(PPI). The core PPI's smallest deceleration in a recovery was -2.8% in 1983's recovery. A similar deceleration would move the core PPI in 2002's recovery deep into deflation territory. Please see the following chart.

US PPI Core Finished Goods (ex. Food and Energy)
Y/Y  %1

[GRAPH OMITTED]
PLOT POINTS FOLLOW:
1974:1                  5.8
1974:2                  5.7
1974:3                  6.2
1974:4                  6.9
1974:5                  8.6
1974:6                 10.2
1974:7                 11.9
1974:8                 13.7
1974:9                   15
1974:10                17.2
1974:11                17.7
1974:12                  18
1975:1                 17.3
1975:2                 17.4
1975:3                 16.8
1975:4                 15.9
1975:5                 13.6
1975:6                 12.1
1975:7                 10.7
1975:8                  8.9
1975:9                  8.1
1975:10                 6.9
1975:11                 6.3
1975:12                   6
1976:1                  5.8
1976:2                  5.5
1976:3                  5.4
1976:4                  5.2
1976:5                  5.2
1976:6                  5.5
1976:7                  5.5
1976:8                    6
1976:9                  6.1
1976:10                 5.8
1976:11                 5.9
1976:12                 5.7
1977:1                  5.5
1977:2                  5.7
1977:3                  5.6
1977:4                  5.8
1977:5                  5.9
1977:6                  5.9
1977:7                  5.9
1977:8                    6
1977:9                  6.1
1977:10                 6.4
1977:11                 6.5
1977:12                 6.3
1978:1                  6.3
1978:2                  6.3
1978:3                  6.4
1978:4                  7.1
1978:5                  7.6
1978:6                  7.8
1978:7                  8.2
1978:8                  8.2
1978:9                  8.4
1978:10                 7.6
1978:11                 7.7
1978:12                 8.3
1979:1                  8.8
1979:2                  9.2
1979:3                  9.3
1979:4                  9.1
1979:5                  8.9
1979:6                  8.8
1979:7                  8.6
1979:8                  8.2
1979:9                  8.4
1979:10                 9.5
1979:11                 9.3
1979:12                 9.4
1980:1                 10.6
1980:2                 10.9
1980:3                 10.9
1980:4                   11
1980:5                 10.7
1980:6                   11
1980:7                 11.7
1980:8                 12.2
1980:9                 11.4
1980:10                11.4
1980:11                11.2
1980:12                10.6
1981:1                  9.7
1981:2                  9.3
1981:3                  9.3
1981:4                  9.4
1981:5                  9.7
1981:6                  9.2
1981:7                  8.1
1981:8                  7.8
1981:9                    8
1981:10                 7.7
1981:11                 7.7
1981:12                   8
1982:1                  7.3
1982:2                  6.6
1982:3                  6.6
1982:4                  5.9
1982:5                  5.7
1982:6                  5.6
1982:7                  5.6
1982:8                  5.6
1982:9                  5.1
1982:10                   5
1982:11                 4.7
1982:12                 4.7
1983:1                  3.8
1983:2                  4.2
1983:3                  3.9
1983:4                  3.4
1983:5                  3.2
1983:6                  2.9
1983:7                    3
1983:8                  2.9
1983:9                  2.7
1983:10                 2.3
1983:11                 2.2
1983:12                 1.9
1984:1                  2.7
1984:2                  2.4
1984:3                  2.6
1984:4                  2.8
1984:5                  2.6
1984:6                  2.6
1984:7                  2.5
1984:8                  2.3
1984:9                  2.6
1984:10                 2.2
1984:11                 2.3
1984:12                 2.1
1985:1                  2.3
1985:2                  2.5
1985:3                  2.3
1985:4                  2.2
1985:5                  2.4
1985:6                  2.6
1985:7                  2.6
1985:8                  2.5
1985:9                  1.6
1985:10                 2.8
1985:11                 2.7
1985:12                 2.6
1986:1                  2.2
1986:2                  2.1
1986:3                  1.9
1986:4                  2.3
1986:5                  2.2
1986:6                  2.1
1986:7                  2.1
1986:8                  2.1
1986:9                  2.6
1986:10                 2.7
1986:11                 2.7
1986:12                 2.8
1987:1                  2.9
1987:2                  2.6
1987:3                  2.6
1987:4                  2.5
1987:5                  2.5
1987:6                  2.4
1987:7                  2.3
1987:8                  2.5
1987:9                  2.9
1987:10                   2
1987:11                   2
1987:12                   2
1988:1                  2.2
1988:2                  2.7
1988:3                  2.8
1988:4                  2.7
1988:5                  2.8
1988:6                  3.1
1988:7                  3.4
1988:8                  3.6
1988:9                  3.7
1988:10                 3.9
1988:11                 3.9
1988:12                 4.3
1989:1                  4.3
1989:2                  4.5
1989:3                  4.4
1989:4                  4.2
1989:5                  4.6
1989:6                  4.8
1989:7                  4.2
1989:8                  4.2
1989:9                  4.2
1989:10                 4.3
1989:11                 4.4
1989:12                 4.2
1990:1                  3.8
1990:2                  3.7
1990:3                  3.8
1990:4                  3.9
1990:5                  3.6
1990:6                  3.4
1990:7                  3.7
1990:8                  3.6
1990:9                  3.7
1990:10                 3.6
1990:11                 3.6
1990:12                 3.5
1991:1                    4
1991:2                  3.9
1991:3                  3.8
1991:4                  3.9
1991:5                  3.7
1991:6                  3.4
1991:7                  3.5
1991:8                  3.3
1991:9                  3.2
1991:10                 3.4
1991:11                 3.2
1991:12                 3.1
1992:1                  2.7
1992:2                  2.5
1992:3                  2.5
1992:4                  2.6
1992:5                  2.8
1992:6                  2.6
1992:7                  2.5
1992:8                  2.3
1992:9                  2.1
1992:10                   2
1992:11                   2
1992:12                   2
1993:1                    2
1993:2                  2.1
1993:3                    2
1993:4                    2
1993:5                  1.7
1993:6                  1.7
1993:7                  1.7
1993:8                  0.4
1993:9                  0.2
1993:10                 0.1
1993:11                 0.1
1993:12                 0.4
1994:1                  0.5
1994:2                  0.3
1994:3                  0.2
1994:4                  0.1
1994:5                  0.3
1994:6                  0.6
1994:7                  0.5
1994:8                    2
1994:9                  2.1
1994:10                 1.8
1994:11                 1.7
1994:12                 1.6
1995:1                  1.5
1995:2                  1.8
1995:3                  1.9
1995:4                    2
1995:5                    2
1995:6                  1.9
1995:7                  2.1
1995:8                  1.9
1995:9                  1.8
1995:10                 2.6
1995:11                 2.7
1995:12                 2.6
1996:1                  2.2
1996:2                  2.1
1996:3                  1.9
1996:4                  1.7
1996:5                  1.6
1996:6                  1.7
1996:7                  1.4
1996:8                  1.5
1996:9                  1.4
1996:10                 0.9
1996:11                 0.6
1996:12                 0.6
1997:1                  0.7
1997:2                  0.6
1997:3                  0.7
1997:4                  0.7
1997:5                  0.3
1997:6                  0.1
1997:7                    0
1997:8                    0
1997:9                  0.3
1997:10                 0.2
1997:11                 0.2
1997:12                   0
1998:1                 -0.1
1998:2                  0.1
1998:3                  0.5
1998:4                  0.6
1998:5                  0.8
1998:6                  0.8
1998:7                  1.1
1998:8                  1.1
1998:9                    1
1998:10                 1.2
1998:11                 1.3
1998:12                 2.5
1999:1                  2.2
1999:2                  2.2
1999:3                  1.7
1999:4                  1.6
1999:5                  1.5
1999:6                  1.6
1999:7                  1.4
1999:8                  1.3
1999:9                  1.7
1999:10                 1.9
1999:11                 1.8
1999:12                 0.8
2000:1                  0.8
2000:2                  1.1
2000:3                  1.2
2000:4                  1.2
2000:5                  1.4
2000:6                  1.4
2000:7                  1.5
2000:8                  1.7
2000:9                  1.4
2000:10                 1.2
2000:11                 1.2
2000:12                 1.4
2001:1                  1.9
2001:2                  1.3
2001:3                  1.4
2001:4                  1.6
2001:5                  1.6
2001:6                  1.6
2001:7                  1.7
2001:8                  1.5
2001:9                  1.4
2001:10                 0.9
2001:11                 0.9
2001:12                 0.9
2002:1                  0.3
2002:2                  0.5
2002:3                  0.5
2002:4                  0.3

1 Shades areas represent recession periods.

     The surge in the first quarter productivity is good news for inflation and profits, but it's bad news for employment and the unemployment rate. There were 35,852 layoff announcements last week, way down from last fall's peak rates of 50,000, but still way above even the peaks in the 1990's of 20,000 per week.

 ECONOMIC OUTLOOK FOR 2002 (CONCLUDED)

GROWTH
     Most indicators we monitor suggested that the recovery has slowed. The rate of recovery in our company surveys has moderated. The rate of recovery in analysts' earnings estimates has stalled. Our overall strength minus weakness economic diffusion index has rolled over after recovering for five months. Continued unemployment insurance claims rose another 61,000 to over 3.8 million vs their February low of under 3.5 million. Even if two-thirds of the increase in continued claims indirectly reflects extended benefits, they are close to moving above their November peak of 3.6 million; continued claims have never come close to making a new high in a recovery. The stock market continued to struggle. It has never been this weak in recovery.

     To be sure, there is recovery evidence both here and abroad. The world Leading Economic Indicator surged another 0.8% month-to-month in March. US money increased for the second week with M3 up a cumulative $64 billion, lifted in part by the rebound in home mortgage refinancing to 1,750 versus its recent low of 1,214. Money growth however is still influenced by the extremely weak numbers of the last three months. The following chart shows how little the recent pick-up has influenced longer term money growth.

US Money Growth

[GRAPH OMITTED]
PLOT POINTS FOLLOW:
1 JAN 2001              8.5
8 JAN 2001              9.8
15 JAN 2001            11.1
22 JAN 2001            11.9
29 JAN 2001            12.6
5 FEB 2001             13.1
12 FEB 2001            13.7
19 FEB 2001            14.4
26 FEB 2001            15.1
5 MAR 2001             15.4
12 MAR 2001              15
19 MAR 2001            13.9
26 MAR 2001            13.1
2 APR 2001             12.6
9 APR 2001             12.2
16 APR 2001            12.5
23 APR 2001            12.6
30 APR 2001              13
7 MAY 2001             13.4
14 MAY 2001            13.5
21 MAY 2001            13.9
28 MAY 2001            13.9
4 JUN 2001             14.4
11 JUN 2001            15.2
18 JUN 2001              16
25 JUN 2001            16.1
2 JUL 2001             15.7
9 JUL 2001             14.9
16 JUL 2001            13.6
23 JUL 2001              13
30 JUL 2001            12.1
6 AUG 2001             11.3
13 AUG 2001            10.5
20 AUG 2001             9.2
27 AUG 2001             8.4
3 SEP 2001              7.8
10 SEP 2001             7.4
17 SEP 2001             9.7
24 SEP 2001            11.9
1 OCT 2001             12.9
8 OCT 2001             14.4
15 OCT 2001            13.3
22 OCT 2001            12.2
29 OCT 2001            12.2
5 NOV 2001             12.6
12 NOV 2001            13.6
19 NOV 2001            15.2
26 NOV 2001            15.9
3 DEC 2001             16.1
10 DEC 2001            15.9
17 DEC 2001            12.9
24 DEC 2001            10.6
31 DEC 2001             9.2
7 JAN 2002              7.2
14 JAN 2002             7.2
21 JAN 2002             7.3
28 JAN 2002               7
4 FEB 2002              6.8
11 FEB 2002             6.4
18 FEB 2002             5.8
25 FEB 2002             4.9
4 MAR 2002              4.1
11 MAR 2002             3.7
18 MAR 2002             3.2
25 MAR 2002             2.5
1 APR 2002              1.8
8 APR 2002              1.4
15 APR 2002             1.2
22 APR 2002             1.2
29 APR 2002             1.5
6 MAY 2002              1.7

     Japan's leading indicator in March rose to 66% (three month average) versus its record low late last year of 6%. Back here in the US, the latest Manpower Inc. employment survey shows further improvement in hiring plans. Tax refunds, which will stop by June, were up another remarkable 31% year-to-year at the last report. We'll watch our consumer spending related company surveys for signs of weakness when the tax refund lift stops. So far, they are still generally strengthening. As a result, we see a moderation in the pace of the recovery but not an end to it. This is good news for financial assets.

 PERFORMANCE COMPARISON 1

ISI Total Return US Treasury Fund Shares, Lehman Brothers Treasury Index, Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long-Term Treasury Index
Growth of a $10,000 Investment (since inception)2

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

               ISI Total Return Lehman Brothers Lehman Brothers Lehman Brothers
                 US Treasury      Treasury      Intermediate       Long Term
                 Fund Shares        Index      Treasury Index    Treasury Index
8/10/88            10,000          10,000          10,000           10,000
8/31/88            10,020          10,000          10,000           10,000
9/30/88            10,160          10,223          10,173           10,370
10/31/88           10,310          10,407          10,312           10,685
11/30/88           10,210          10,280          10,224           10,446
12/31/88           10,241          10,321          10,233           10,581
1/31/89            10,384          10,454          10,334           10,804
2/28/89            10,302          10,363          10,289           10,579
3/31/89            10,354          10,431          10,341           10,692
4/30/89            10,521          10,655          10,550           10,964
5/31/89            10,763          10,909          10,751           11,367
6/30/89            11,154          11,283          11,027           12,017
7/31/89            11,422          11,525          11,255           12,301
8/31/89            11,122          11,326          11,100           11,973
9/30/89            11,133          11,373          11,151           12,008
10/31/89           11,534          11,675          11,387           12,491
11/30/89           11,643          11,787          11,498           12,605
12/31/89           11,621          11,806          11,531           12,582
1/31/90            11,308          11,630          11,456           12,130
2/28/90            11,275          11,651          11,496           12,094
3/31/90            11,264          11,647          11,509           12,045
4/30/90            11,023          11,540          11,469           11,757
5/31/90            11,449          11,864          11,714           12,302
6/30/90            11,669          12,052          11,867           12,585
7/31/90            11,787          12,205          12,032           12,705
8/31/90            11,353          12,029          11,988           12,169
9/30/90            11,460          12,145          12,095           12,310
10/31/90           11,699          12,345          12,265           12,592
11/30/90           12,168          12,618          12,448           13,117
12/31/90           12,337          12,815          12,621           13,377
1/31/91            12,472          12,952          12,751           13,534
2/28/91            12,507          13,021          12,824           13,594
3/31/91            12,533          13,087          12,893           13,648
4/30/91            12,669          13,231          13,026           13,822
5/31/91            12,657          13,280          13,097           13,809
6/30/91            12,583          13,260          13,108           13,707
7/31/91            12,748          13,415          13,251           13,911
8/31/91            13,106          13,726          13,501           14,391
9/30/91            13,493          14,016          13,732           14,845
10/31/91           13,557          14,141          13,888           14,877
11/30/91           13,635          14,282          14,051           14,961
12/31/91           14,387          14,776          14,401           15,852
1/31/92            13,915          14,540          14,257           15,354
2/29/92            13,976          14,596          14,301           15,445
3/31/92            13,876          14,508          14,243           15,274
4/30/92            13,923          14,599          14,371           15,260
5/31/92            14,147          14,868          14,585           15,683
6/30/92            14,319          15,083          14,797           15,910
7/31/92            14,699          15,468          15,085           16,573
8/31/92            14,788          15,614          15,242           16,687
9/30/92            14,963          15,842          15,458           16,950
10/31/92           14,773          15,609          15,268           16,594
11/30/92           14,751          15,577          15,203           16,657
12/31/92           15,016          15,842          15,402           17,114
1/31/93            15,401          16,182          15,692           17,602
2/28/93            15,839          16,507          15,925           18,191
3/31/93            15,854          16,562          15,983           18,236
4/30/93            16,015          16,692          16,110           18,376
5/31/93            16,015          16,671          16,063           18,437
6/30/93            16,536          17,044          16,299           19,215
7/31/93            16,685          17,145          16,331           19,525
8/31/93            17,183          17,526          16,577           20,310
9/30/93            17,274          17,595          16,645           20,381
10/31/93           17,333          17,661          16,684           20,528
11/30/93           17,012          17,467          16,600           20,002
12/31/93           17,076          17,535          16,669           20,066
1/31/94            17,343          17,776          16,835           20,547
2/28/94            16,928          17,394          16,599           19,704
3/31/94            16,510          17,004          16,359           18,839
4/30/94            16,363          16,871          16,254           18,616
5/31/94            16,317          16,851          16,266           18,493
6/30/94            16,235          16,813          16,270           18,318
7/31/94            16,588          17,119          16,481           18,938
8/31/94            16,559          17,123          16,528           18,799
9/30/94            16,268          16,883          16,393           18,207
10/31/94           16,255          16,872          16,398           18,144
11/30/94           16,244          16,838          16,323           18,251
12/31/94           16,392          16,942          16,375           18,532
1/31/95            16,702          17,255          16,641           19,007
2/28/95            17,068          17,623          16,959           19,546
3/31/95            17,146          17,734          17,052           19,715
4/30/95            17,370          17,966          17,249           20,067
5/31/95            18,327          18,693          17,736           21,606
6/30/95            18,480          18,840          17,853           21,858
7/31/95            18,299          18,770          17,861           21,509
8/31/95            18,566          18,988          18,004           21,986
9/30/95            18,796          19,170          18,124           22,390
10/31/95           19,196          19,466          18,327           23,017
11/30/95           19,561          19,768          18,550           23,593
12/31/95           19,947          20,051          18,736           24,220
1/31/96            19,972          20,177          18,897           24,220
2/29/96            19,312          19,764          18,695           23,050
3/31/96            19,008          19,593          18,603           22,591
4/30/96            18,781          19,467          18,549           22,213
5/31/96            18,728          19,436          18,540           22,098
6/30/96            19,009          19,682          18,724           22,568
7/31/96            19,035          19,729          18,781           22,577
8/31/96            18,882          19,688          18,805           22,295
9/30/96            19,267          20,011          19,045           22,910
10/31/96           19,856          20,451          19,357           23,811
11/30/96           20,387          20,805          19,589           24,606
12/31/96           19,987          20,591          19,483           24,009
1/31/97            19,912          20,612          19,555           23,838
2/28/97            19,897          20,637          19,584           23,848
3/31/97            19,594          20,414          19,468           23,238
4/30/97            19,891          20,707          19,686           23,799
5/31/97            20,085          20,886          19,840           24,066
6/30/97            20,385          21,119          20,008           24,530
7/31/97            21,235          21,725          20,383           25,971
8/31/97            20,839          21,505          20,301           25,248
9/30/97            21,208          21,831          20,522           25,943
10/31/97           21,643          22,212          20,763           26,817
11/30/97           21,800          22,327          20,811           27,173
12/31/97           22,110          22,562          20,981           27,629
1/31/98            22,443          22,908          21,263           28,191
2/28/98            22,341          22,840          21,235           27,989
3/31/98            22,391          22,902          21,298           28,047
4/30/98            22,442          23,004          21,399           28,152
5/31/98            22,760          23,243          21,547           28,689
6/30/98            23,125          23,511          21,692           29,356
7/31/98            23,086          23,548          21,777           29,233
8/31/98            23,997          24,187          22,208           30,552
9/30/98            24,685          24,861          22,744           31,671
10/31/98           24,349          24,782          22,789           31,192
11/30/98           24,517          24,776          22,704           31,431
12/31/98           24,498          24,825          22,790           31,365
1/31/99            24,647          24,969          22,890           31,648
2/28/99            23,797          24,332          22,556           30,092
3/31/99            23,804          24,425          22,706           30,022
4/30/99            23,884          24,483          22,770           30,065
5/31/99            23,601          24,255          22,625           29,592
6/30/99            23,438          24,204          22,666           29,279
7/31/99            23,347          24,183          22,687           29,138
8/31/99            23,256          24,187          22,733           29,024
9/30/99            23,437          24,372          22,910           29,239
10/31/99           23,419          24,399          22,939           29,257
11/30/99           23,302          24,352          22,949           29,059
12/31/99           23,108          24,191          22,884           28,624
1/31/00            23,368          24,254          22,822           29,032
2/29/00            23,860          24,618          23,000           29,908
3/31/00            24,482          25,107          23,293           30,932
4/30/00            24,412          25,028          23,277           30,684
5/31/00            24,342          25,066          23,375           30,573
6/30/00            24,741          25,489          23,712           31,235
7/31/00            25,063          25,751          23,872           31,772
8/31/00            25,518          26,130          24,121           32,497
9/30/00            25,314          26,150          24,306           32,103
10/31/00           25,642          26,405          24,467           32,605
11/30/00           26,212          26,946          24,821           33,634
12/31/00           26,758          27,461          25,233           34,426
1/31/01            26,821          27,683          25,531           34,484
2/28/01            27,210          28,018          25,766           35,074
3/31/01            27,136          28,108          25,970           34,898
4/30/01            26,594          27,759          25,867           33,948
5/31/01            26,658          27,845          25,974           33,993
6/30/01            26,749          27,995          26,067           34,285
7/31/01            27,539          28,695          26,539           35,560
8/31/01            27,997          29,074          26,770           36,321
9/30/01            28,203          29,536          27,324           36,594
10/31/01           29,121          30,354          27,739           38,390
11/31/01           28,159          29,601          27,426           36,567
12/31/01           27,880          29,314          27,294           35,879
1/31/02            28,062          29,511          27,387           36,342
2/28/02            28,245          29,776          27,595           36,764
3/31/02            27,582          29,059          27,173           35,279
4/30/02            28,295          29,782          27,659           36,619

                                              Cumulative Total Returns                    Average Annual Total Returns
   Periods Ended                 6 Months 1 Year 3 Years 5 Years 10 Years       Since  1 Year 3 Years 5 Years 10 Years       Since
   April 30, 2002                                                         Inception 2                                  Inception 2
----------------------------------------------------------------------------------------------------------------------------------
 ISI Total Return US Treasury
   Fund Shares                    (2.83)%  6.40%  18.48%  42.26%  103.24%     182.95%   6.40%   5.81%   7.30%    7.35%       7.88%
----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Treasury Index 3 (1.88)%  7.29%  21.64%  43.83%  104.00%     197.82%   7.29%   6.75%   7.54%    7.39%       8.31%
----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Treasury Index 3               (0.29)%  6.92%  21.47%  40.50%   92.47%     176.59%   6.92%   6.70%   7.04%    6.77%       7.73%
----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Long-Term
   Treasury Index 3               (4.62)%  7.86%  21.80%  53.87%  139.97%     266.19%   7.86%   6.79%   9.00%    9.15%       9.96%
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment  return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund's weighted average maturity is approximately 12.6 years.
2 The Fund's  inception date is August 10, 1988.  Benchmark  returns are for the periods beginning August 31, 1988.
3 Lehman  Brothers   Treasury  Index  is  an  unmanaged  index   reflecting  the
  performance of all public obligations and does not focus on any one particular segment of the Treasury market. Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

 ADDITIONAL PERFORMANCE INFORMATION 1

     The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of the Fund, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

     The SEC standardized total return figures include the impact of the 3.00% maximum initial sales charge for the ISI Shares. Returns would be higher for those investors who qualified for a lower initial sales charge.

     The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.

                                     Average Annual Total Returns
   Periods Ended          1 Year    3 Years   5 Years  10 Years        Since
   April 30, 2002                                                Inception 2
--------------------------------------------------------------------------------
 ISI Total Return US
    Treasury Fund Shares   3.21%      4.74%     6.65%    7.02%         7.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2 August 10, 1988.

 TOTAL RETURN US TREASURY FUND, INC.

SCHEDULE OF INVESTMENTS                                           APRIL 30, 2002
(UNAUDITED)

         INTEREST               MATURITY            PAR             MARKET
           RATE                   DATE             (000)             VALUE
--------------------------------------------------------------------------------
US TREASURY SECURITIES--93.95%
US Treasury Bonds
         10.375%              11/15/12          $14,250     $   18,075,241
           7.50%              11/15/16           42,000         49,783,146
          8.875%               2/15/19           10,800         14,507,435
           8.50%               2/15/20           35,500         46,499,462
           8.00%              11/15/21            6,000          7,593,750
           7.25%               8/15/22           24,950         29,437,108
          7.125%               2/15/23            6,200          7,232,691
US Treasury Notes
           3.25%              12/31/03           25,500         25,619,544
           6.00%               8/15/04           25,000         26,417,975
                                                            --------------
TOTAL US TREASURY SECURITIES
   (Amortized Cost $229,155,758)                               225,166,352
                                                            --------------
ZERO COUPON US TREASURY BONDS (STRIPS)--4.16%
US Treasury STRIPs 1
         5.836%2               8/15/15            5,000          2,327,450
         5.954%2               5/15/17           18,500          7,655,614
                                                            --------------
TOTAL ZERO COUPON US TREASURY BONDS (STRIPS)
   (Amortized Cost $10,346,538)                                  9,983,064
                                                            --------------
REPURCHASE AGREEMENTS--0.44%
   Goldman Sachs & Co., dated 4/30/02,
     1.85%, principal and interest
     in the amount of $1,047,054,
     due 5/1/02, collateralized by
     US Treasury Bill, par value of
     $1,070,000, due 6/6/02, market
     value of $1,068,080                                         1,047,000
                                                            --------------
TOTAL INVESTMENTS--98.55%
   (Cost $240,549,296)                                      $  236,196,416

OTHER ASSETS IN EXCESS OF LIABILITIES--1.45%                     3,463,844
                                                            --------------
NET ASSETS--100.00%                                         $  239,660,260
                                                            ==============

--------------------------------------------------------------------------------
1 Principal only.
2 Yield as of April 30, 2002.

                       See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                                 APRIL 30, 2002
--------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $240,549,296) ...................  $236,196,416
    Cash ........................................................        13,980
    Receivable for capital shares sold ..........................       153,865
    Receivable for securities sold ..............................     2,033,811
    Interest receivable .........................................     4,273,237
    Prepaid expenses and other ..................................        74,978
                                                                   ------------
       Total assets .............................................   242,746,287
                                                                   ------------
LIABILITIES:
    Payable for capital shares redeemed .........................     1,489,441
    Distribution fees payable ...................................        49,160
    Administration fees payable .................................        16,804
    Accounting fees payable .....................................         6,237
    Advisory fees payable .......................................        50,589
    Custody fees payable ........................................         6,170
    Transfer agent fees payable .................................        34,668
    Dividend payable ............................................     1,337,182
    Accrued expenses and other ..................................        95,776
                                                                   ------------
       Total liabilities ........................................     3,086,027
                                                                   ------------
NET ASSETS ......................................................  $239,660,260
                                                                   ============
COMPOSITION OF NET ASSETS:
    Paid-in capital .............................................   248,110,512
    Distributions in excess of net investment income ............    (4,289,808)
    Accumulated net realized gain from investment transactions ..       192,436
    Net unrealized depreciation on investments ..................    (4,352,880)
                                                                   ------------
NET ASSETS ......................................................  $239,660,260
                                                                   ============
SHARES OUTSTANDING
   ($0.001 par value per share, 115 million shares authorized) ..    24,983,525
                                                                   ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE1
    (net assets divided by shares outstanding) ..................  $       9.59
                                                                   ============

--------------------------------------------------------------------------------
1 Maximum offering price per share was $9.89 ($9.59/0.97). Maximum offering price per share reflects the effect of the 3.00% front-end sales charge.

                       See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                 APRIL 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest .................................................... $  5,333,840
                                                                  ------------
EXPENSES:
    Investment advisory fees ....................................      305,855
    Distribution fees:
       ISI Shares ...............................................      218,435
       Deutsche Asset Management Class A Shares 1 ...............       88,128
    Administration fees .........................................      107,085
    Transfer agent fees .........................................       92,236
    Accounting fees .............................................       38,607
    Professional fees ...........................................       30,513
    Printing and shareholder reports ............................       16,578
    Custody fees ................................................       13,513
    Directors' fees .............................................       10,909
    Registration fees ...........................................        7,445
    Miscellaneous ...............................................          635
                                                                  ------------
       Total expenses ...........................................      929,939
                                                                  ------------
       Net investment income ....................................    4,403,901
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from investment transactions ..............    1,900,533
    Net change in unrealized appreciation/
       depreciation on investments ..............................  (13,765,385)
                                                                  ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .................  (11,864,852)
                                                                  ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................... $ (7,460,951)
                                                                  ============

--------------------------------------------------------------------------------
1 See Note A in Notes to Financial Statements.

                       See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX           FOR THE
                                                                               MONTHS ENDED         YEAR ENDED
                                                                             APRIL 30, 2002 1    OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income ..................................................... $  4,403,901        $ 11,329,673
    Net realized gain from investment transactions ............................    1,900,533           2,577,374
    Net change in unrealized appreciation/depreciation on investments .........  (13,765,385)         18,374,243
                                                                                ------------        ------------
    Net increase (decrease) in net assets from operations .....................   (7,460,951)         32,281,290
                                                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income and short-term gains:
        ISI Shares ............................................................   (5,802,131)         (6,369,922)
        Deutsche Asset Management Class A Shares 2 ............................   (2,326,894)         (4,985,448)
    Return of capital:
        ISI Shares ............................................................           --          (2,777,406)
        Deutsche Asset Management Class A Shares 2 ............................           --          (2,173,748)
                                                                                ------------        ------------
    Total distributions .......................................................   (8,129,025)        (16,306,524)
                                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares ..............................................   15,551,192          47,095,471
    Dividend reinvestments ....................................................    3,870,191          10,172,468
    Cost of shares redeemed ...................................................  (28,175,461)        (52,762,031)
                                                                                ------------        ------------
    Increase (decrease) in net assets from capital share transactions .........   (8,754,078)          4,505,908
                                                                                ------------        ------------
    Total increase (decrease) in net assets ...................................  (24,344,054)         20,480,674

NET ASSETS:
    Beginning of period .......................................................  264,004,314         243,523,640
                                                                                ------------        ------------
    End of period (including distributions in excess of net investment
       income of $4,289,808 and $564,685, respectively) ....................... $239,660,260        $264,004,314
                                                                                ============        ============

--------------------------------------------------------------------------------
1 Unaudited.
2 See Note A in Notes to Financial Statements.

                       See Notes to Financial Statements.

 TOTAL RETURN US TREASURY FUND, INC.

FINANCIAL HIGHLIGHTS -- ISI SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                              FOR THE SIX
                                              MONTHS ENDED                FOR THE YEARS ENDED OCTOBER 31,
                                                APRIL 30,      -------------------------------------------------------
                                                  2002 1         2001       2000        1999        1998       1997
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
    Net asset value, beginning of period ....... $  10.20      $   9.57    $   9.35   $  10.62   $  10.04   $   9.83
                                                 --------      --------    --------   --------   --------   --------
INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment income ......................     0.17          0.45        0.50       0.64       0.51       0.55
    Net realized and unrealized gain
       (loss) on investments ...................    (0.46)         0.82        0.38      (1.03)      0.71       0.30
                                                 --------      --------    --------   --------   --------   --------
    Total from investment operations ...........    (0.29)         1.27        0.88      (0.39)      1.22       0.85
LESS DISTRIBUTIONS:
    Net investment income and
       short-term gains ........................    (0.32)        (0.45)      (0.50)     (0.71)     (0.64)     (0.55)
    Tax return of capital distribution .........       --         (0.19)      (0.16)        --         --      (0.08)
    Distribution in excess of
       net investment income ...................       --            --          --         --         --      (0.01)
    Net realized long-term gains ...............       --            --          --         (0.17)     --         --
                                                 --------      --------    --------   --------   --------   --------
    Total distributions ........................    (0.32)        (0.64)      (0.66)     (0.88)     (0.64)     (0.64)
                                                 --------      --------    --------   --------   --------   --------
    Net asset value, end of period ............. $   9.59      $  10.20    $   9.57   $   9.35   $  10.62   $  10.04
                                                 ========      ========    ========   ========   ========   ========
TOTAL RETURN 2 .................................    (2.83)%       13.57%       9.49%     (3.82)%    12.50%      9.00%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s) ........... $239,660      $149,588    $136,728   $151,532   $171,336   $171,074
    Ratios to average net assets:
        Net investment income ..................     3.56%         4.51%       5.10%      4.68%      4.98%      5.62%
        Expenses ...............................     0.75%         0.78%       0.82%      0.81%      0.85%      0.83%
    Portfolio turnover rate ....................       69%           61%         15%        77%       179%        92%

--------------------------------------------------------------------------------
1 Unaudited.
2 Total return excludes the effect of sales charges.

                       See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Total Return US Treasury Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

     The Fund offers one class of shares to investors: ISI Shares. ISI Shares have a maximum front-end sales charge of 3.00%. Prior to February 28, 2002, the Fund also offered Deutsche Asset Management Class A shares (DeAM Shares) to investors. On February 28, 2002, the DeAM Shares were merged into the ISI Shares.

     The investment objective of the Fund is to seek to achieve a high level of total return, with relative stability of principal, and secondarily, high current income consistent with an investment in US Treasury Securities. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

     VALUATION OF SECURITIES--The Fund values its investments at market value.

     When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value value. On April 30, 2002, there were no fair valued securities.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

     Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

     DISTRIBUTIONS--The Fund pays monthly dividends from its net investment income at a rate approved by the Fund's Board of Directors. The Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

     FEDERAL INCOME TAXES--It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

     REPURCHASE AGREEMENTS--The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

     ESTIMATES--In   preparing  its  financial  statements  in  conformity  with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

B. FEES AND TRANSACTIONS WITH AFFILIATES--International Strategy & Investment, Inc. ('ISI') is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount in excess of $500 million. In addition, the Fund pays the Advisor 1.50% of the Fund's gross income.

     Investment Company Capital Corp. ('ICCC') is the Fund's Administrator. ICCC is paid a fee equal to its allocated share of an annual fee based on the combined average daily net assets of the ISI Funds which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million and 0.03% of the amount in excess of $500 million.

     ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

     Beginning May 25, 2002, Forum Administrative Services LLC became the Fund's administrator, Forum Accounting Services LLC became the Fund's accounting agent and Forum Shareholder Services LLC became the Fund's transfer agent.

     Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

     Beginning May 25, 2002, Northern Trust Co. became the Fund's custodian.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. The Fund pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of the ISI Shares' average daily net assets. For the six months ended April 30, 2002, ISI Group's fees were $218,435.

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

C. OTHER FEES--ICC Distributors, Inc. ('ICC Distributors') provided distribution services, pursuant to Rule 12b-1, for the DeAM Shares from November 1, 2001 through February 28, 2002. ICC Distributors fees were $88,128 for this period.

D. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 115 million shares of $.001 par value capital stock (44 million ISI Shares, 44 million Class A Shares, 5 million Class B Shares, 15 million Class C Shares, 0.5 million Class D Shares and 6.5 million undesignated). Transactions in capital shares were as follows:

                                                      ISI SHARES
            ----------------------------------------------------
                         FOR THE SIX                     FOR THE
                        MONTHS ENDED                  YEAR ENDED
                    APRIL 30, 2002 1            OCTOBER 31, 2001
            ------------------------   -------------------------
                SHARES        AMOUNT       SHARES         AMOUNT
            ----------  ------------   ----------   ------------
Sold         1,106,287  $ 10,655,858    1,469,756   $ 14,380,980
Reinvested     292,251     2,809,455      590,005      5,796,939
Redeemed    (1,636,158)  (15,700,874)  (1,672,224)   (16,334,095)
            ----------  ------------   ----------   ------------
Net increase
  (decrease)  (237,620) $ (2,235,561)     387,537   $  3,843,824
            ==========  ============   ==========   ============

                                                     DEAM SHARES
            ----------------------------------------------------
                            FOR THE
                      PERIOD BETWEEN                     FOR THE
                    NOV. 1, 2001 AND                  YEAR ENDED
                 FEBRUARY 28, 2002 1            OCTOBER 31, 2001
            ------------------------   -------------------------
                SHARES        AMOUNT       SHARES         AMOUNT
            ----------  ------------   ----------   ------------
Sold           500,532  $  4,895,334    3,322,505   $ 32,714,491
Reinvested     109,242     1,060,736      445,404      4,375,529
Redeemed    (1,278,524)  (12,474,587)  (3,704,310)   (36,427,936)
            ----------  ------------   ----------   ------------
Net increase
  (decrease)  (668,750) $ (6,518,517)      63,599   $    662,084
            ==========  ============   ==========   ============

--------------------------------------------------------------------------------
1 Unaudited.

E. PURCHASES AND SALES OF INVESTMENT SECURITIES--The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2002, were $168,230,068 and $152,506,482, respectively.

     For federal income tax purposes, the tax basis of investments held at April 30, 2002 was $240,549,296. The aggregate gross unrealized appreciation for all investments at April 30, 2002 was $494,068 and the aggregate gross unrealized depreciation for all investments was $4,846,948.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

                                       ISI
                                  Total Return
                             US Treasury Fund Shares
--------------------------------------------------------------------------------

Directors and Officers

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A. Rosenblum
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury.

INVESTMENT ADVISOR

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101
(800) 882-8585

DISTRIBUTOR

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175